Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Term deposit	$ 201,240	$ 202,748
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	34,829	38,739
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	24,372	22,498
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	30,918	30,850
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	90,433	92,589
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 20,688	$ 18,072